Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 12,720,000	$ 94,520,000	$ 10,890,000	$ 118,130,000
CANADA | 453 Lubicon Lake Band
Total			120,000	120,000
CANADA | Brazeau County
Total	4,780,000		10,000	4,790,000
CANADA | Clearwater County
Total	3,290,000			3,290,000
CANADA | County of Wetaskiwin No 10
Total	330,000			330,000
CANADA | Gift Lake Metis Settlement
Total		60,000	150,000	210,000
CANADA | Metis Settlements General Council
Total		200,000		200,000
CANADA | Northern Sunrise County
Total	1,940,000			1,940,000
CANADA | O'chiese First Nation
Total			170,000	170,000
CANADA | Parkland County
Total	140,000			140,000
CANADA | Paul First Nation Industry Relations
Total			120,000	120,000
CANADA | Peavine Metis Settlement
Total		350,000	170,000	520,000
CANADA | Province of Alberta
Total	1,040,000	$ 93,910,000	8,570,000	103,520,000
CANADA | Special Areas Board
Total	700,000		50,000	750,000
CANADA | Sucker Creek First Nation
Total			130,000	130,000
CANADA | Woodland Cree First Nation
Total			$ 1,400,000	1,400,000
CANADA | Yellowhead County
Total	$ 500,000			$ 500,000